Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2022
Discontinued Operations [Abstract]
Discontinued Operations
Below are presented summarized the operating results of the discontinued operations for the six months ended June 30, 2022 and 2021, as well as the balance sheet information on the Company’s discontinued operations as of June 30, 2022 and December 31, 2021:

	June 30,
	2022	2021
Items constituting net income from discontinued operations
Other income	-	400
Net income from discontinued operations	-	400

	June 30, 2022	December 31, 2021
Carrying amounts of major classes of assets of discontinued operations
Cash and cash equivalents	$1	$1
Accounts receivable, trade	17	17
Prepaid expenses and other assets	29	29
Total major classes of current assets of discontinued operations	47	47
Carrying amounts of major classes of liabilities of discontinued operations
Accounts payable, trade and other	115	115
Accrued liabilities	1	5
Total major classes of current liabilities of discontinued operations	116	120